Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our equity-based award grant policy governs the timing and establishes certain internal controls over the grant of equity-based awards, including stock options (which we have not granted since 2007), restricted stock and restricted stock units. The policy requires that the Compensation Committee, or Board, generally approves the grant, including target value, of annual equity-based awards for our executive officers, including each of the Named Executive Officers, at its February meeting each year. In special circumstances, such as the hiring or promotion of an individual, or when the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity-based awards at other times. Our equity-based award grant policy prohibits the Company from purposely accelerating or delaying the public release of material information in consideration of a pending equity award in order to allow the recipient to benefit from a more favorable share price. Our equity-based award grant policy further requires that the Compensation Committee and the Board consider, with management’s advisement, whenever material non-public information is planned to be released to the public in close proximity to the grant of an equity award.

Award Timing Method
Our equity-based award grant policy governs the timing and establishes certain internal controls over the grant of equity-based awards, including stock options (which we have not granted since 2007), restricted stock and restricted stock units. The policy requires that the Compensation Committee, or Board, generally approves the grant, including target value, of annual equity-based awards for our executive officers, including each of the Named Executive Officers, at its February meeting each year. In special circumstances, such as the hiring or promotion of an individual, or when the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity-based awards at other times. Our equity-based award grant policy prohibits the Company from purposely accelerating or delaying the public release of material information in consideration of a pending equity award in order to allow the recipient to benefit from a more favorable share price. Our equity-based award grant policy further requires that the Compensation Committee and the Board consider, with management’s advisement, whenever material non-public information is planned to be released to the public in close proximity to the grant of an equity award.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our equity-based award grant policy governs the timing and establishes certain internal controls over the grant of equity-based awards, including stock options (which we have not granted since 2007), restricted stock and restricted stock units. The policy requires that the Compensation Committee, or Board, generally approves the grant, including target value, of annual equity-based awards for our executive officers, including each of the Named Executive Officers, at its February meeting each year. In special circumstances, such as the hiring or promotion of an individual, or when the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity-based awards at other times. Our equity-based award grant policy prohibits the Company from purposely accelerating or delaying the public release of material information in consideration of a pending equity award in order to allow the recipient to benefit from a more favorable share price. Our equity-based award grant policy further requires that the Compensation Committee and the Board consider, with management’s advisement, whenever material non-public information is planned to be released to the public in close proximity to the grant of an equity award.

MNPI Disclosure Timed for Compensation Value	false